Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments
9. Cash Flow Hedges
The Company manages exposure to market risk associated with fluctuating interest rates with the use of interest rate derivative financial instruments, namely interest rate swaps. The Company does not use derivatives for trading or speculative purposes. On November 14, 2018, the Company entered into an interest rate swap agreement as part of its interest rate risk management strategy in connection with the term loan. The notional amount for the swap was $410.0 million. The swap was a receive-variable (one-month LIBOR) and pay-fixed (2.9065%)
interest rate swap with settlement date commencing on the last calendar day of each month and reset date on first day of each month beginning December 31, 2018.
The Company applied the hedge accounting provisions of the critical terms match hedge, and formally documented at inception all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking the various hedges. The critical terms of the swap and hedged item coincided (notional amount, interest rate reset dates, interest rate payment dates, and underlying index), the hedge was expected to offset changes in expected cash flows due to fluctuations in one-month LIBOR
over the term of the hedge. Therefore, the effectiveness of the hedge relationship was assessed each quarter by comparing the current terms of the swap and the debt to assure they continued to coincide and through an evaluation of the continued ability of the counterparty to the swap to honor its obligations under the swap. Had the critical terms no longer matched exactly, hedge effectiveness (both prospective and retrospective) would have to be assessed by evaluating the cumulative dollar-offset ratio for the actual derivative and the hedged item.
Unrealized changes in the fair value of derivatives accounted for as a critical term match hedge were reported in other comprehensive income (loss) and subsequently reclassified to earnings in the same period or periods during which the hedged forecasted transaction affected earnings. The interest rate swap contract expired on December 31, 2020 and the settlement value of the interest rate swap liability was reclassified to interest expense and loss on settlement of debt. For the three and nine months ended September 30, 2020, the Company recognized $2.9 million and $6.7 million of realized loss related to hedged transaction, respectively, which were recorded in interest expense and loss on settlement of debt in the Company’s condensed consolidated statements of operations. As of September 30, 2020, the settlement value of the interest rate swap liability before tax effect was $2.9 million and was included in accrued liabilities and reported in other comprehensive income net of tax effect.

10. Derivative Instruments
The Company manages exposure to market risk associated with fluctuating interest rates with the use of interest rate derivative financial instruments, namely interest rate swaps. The Company does not use derivatives for trading or speculative purposes. On November 14, 2018, the Company entered into an interest rate swap agreement as part of its interest rate risk management strategy in connection with the term loan (See Note 9). The notional amount for the swap was $410.0 million. The swap was a receive-variable
(one-month
LIBOR) and
pay-fixed
(2.9065%) interest rate swap, which expired on December 31, 2020, with settlement date commencing on the last calendar day of each month and reset date on first day of each month beginning December 31, 2018.
The Company applied the hedge accounting provisions of the critical terms match hedge, and formally documented at inception all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking the various hedges. The critical terms of the swap and hedged item coincided (notional amount, interest rate reset dates, interest rate payment dates, and underlying index), the hedge was expected to offset changes in expected cash flows due to fluctuations in one-month
LIBOR over the term of the hedge. Therefore, the effectiveness of the hedge relationship was assessed each quarter by comparing the current terms of the swap and the debt to assure they continued to coincide and through an evaluation of the continued ability of the counterparty to the swap to honor its obligations under the swap. Had the critical terms no longer matched exactly, hedge effectiveness (both prospective and retrospective) would have to be assessed by evaluating the cumulative dollar-offset ratio for the actual derivative and the hedged item.
Unrealized changes in the fair value of derivatives accounted for as a critical term match hedge were reported in other comprehensive income (loss) and subsequently reclassified to earnings in the same period or periods during which the hedged forecasted transaction affected earnings. For the years ended December 31, 2018, 2019 and 2020, the Company recognized zero, $2.7 million and $9.5 million, respectively, of realized loss related to hedged transaction which were recorded in interest expense. As of December 31, 2019, the settlement value of the interest rate swap liability before tax effect was $5.3 million and was included in other accrued liabilities and other non-current
liabilities and reported in other comprehensive income (loss). The interest rate swap contract expired on December 31, 2020 and the settlement value of the interest rate swap liability was reclassified to earnings.